Other Commitments with Third Parties and Other Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Commitments with Third Parties and Other Contingent Liabilities
Schedule of plasma purchase commitments

Millions of Euros
2026	2027
6	31

Schedule Of EBITDA commitment, sensitivity analysis

Scenario	Percentage (1)
Baseline scenario	3.8%
Sensitivity to Sales BTS	3.0%
Sensitivity to Sales CDx	3.8%
Sensitivity to Sales MDS	0.6%
Worst scenario	(0.2)%
Weighted scenario (baseline and worst)	1.8%
Weighted scenario (all sensitivities)	2.2%

Schedule of commercial commitments with customers

Millions of Euros
2026	2027	2028-2031
5	2	24